CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales
Products	$ 141,138	$ 160,688	$ 285,493
Services	23,301	26,040	35,083
Total net sales	164,439	186,728	320,576
Cost of net sales
Products	99,888	95,854	178,463
Services	24,331	22,716	27,779
Gross profit	40,220	68,158	114,334
Operating expenses:
Selling, general and administrative	37,626	52,457	63,857
Research and development	14,520	28,131	30,123
Amortization of intangible assets	0	516	1,239
Restructuring		358	2,386
Net loss (gain) on divestitures	1,307	16,239	(4,546)
Total operating expenses	53,453	97,701	93,059
Operating income (loss)	(13,233)	(29,543)	21,275
Interest income	511	2,612	2,313
Interest expense	(151)	(240)	(252)
Other income (expense), net	11,480	(2,973)	(8,165)
Equity pick up of losses of an associate	(9,586)
Investment Impairment	(9,400)	(3,043)	(476)
Income (loss) before income taxes	(20,379)	(33,187)	14,695
Income tax expense	(2,351)	(2,392)	(2,918)
Net income (loss)	(22,730)	(35,579)	11,777
Net loss attributable to noncontrolling interests	9	1,194	1,610
Net income (loss) attributable to UTStarcom Holdings Corp.	(22,721)	(34,385)	13,387
Net income (loss) per share attributable to UTStarcom Holdings Corp.-Basic(1) (in dollars per share)	$ (0.58)	$ (0.71)	$ 0.26
Net income (loss) per share attributable to UTStarcom Holdings Corp.-Diluted(1) (in dollars per share)	$ (0.58)	$ (0.71)	$ 0.26
Weighted average shares outstanding-Basic (in shares)	39,127	48,513	51,491
Weighted average shares outstanding-Diluted (in shares)	39,127	48,513	51,641
Other comprehensive (loss) Income, net of tax
Foreign currency translation adjustment	(13,759)	(3,272)	13,470
Other comprehensive (loss) Income, net of tax	(13,759)	(3,272)	13,470
Comprehensive income (loss)	(36,489)	(38,851)	25,247
Comprehensive loss attributable to noncontrolling interests	9	1,194	1,610
Comprehensive income (loss) attributable to UTStarcom Holding Corp.	$ (36,480)	$ (37,657)	$ 26,857